UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21987

(Investment Company Act file number)

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices)(Zip code)

Brendan Hamill

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - June 30, 2025

Item 1. Reports to Stockholders.

(a)

Morningstar Conservative ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - I	7.97%	2.76%	3.16%
Conservative Blended Benchmark-1(a)	8.79%	2.66%	3.75%
Blended Secondary Benchmark(b)	7.86%	2.96%	4.24%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$28,765,499
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$41,662

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-C000043416-063025

Morningstar Conservative ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
CETFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - II	7.76%	2.52%	2.91%
Conservative Blended Benchmark-1(a)	8.79%	2.66%	3.75%
Blended Secondary Benchmark(b)	7.86%	2.96%	4.24%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$28,765,499
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$41,662

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-CETFX-063025

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I) - $16,031
Income & Growth Blended Benchmark-1 (40% Equity) - $17,323
Blended Secondary Benchmark - $19,038
Bloomberg US Aggregate Bond Index - $11,904
Bloomberg US 1000 Index - $34,884
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - I	9.51%	5.52%	4.83%
Income & Growth Blended Benchmark-1(a)	10.65%	5.47%	5.65%
Blended Secondary Benchmark(b)	9.73%	6.34%	6.65%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$51,004,810
Number of Portfolio Holdings	19
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$92,833

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-C000043421-063025

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
IETFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - $15,632
Income & Growth Blended Benchmark-1 (40% Equity) - $17,323
Blended Secondary Benchmark - $19,038
Bloomberg US Aggregate Bond Index - $11,904
Bloomberg US 1000 Index - $34,884
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - II	9.26%	5.25%	4.57%
Income & Growth Blended Benchmark-1(a)	10.65%	5.47%	5.65%
Blended Secondary Benchmark(b)	9.73%	6.34%	6.65%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.

(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$51,004,810
Number of Portfolio Holdings	19
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$92,833

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-IETFX-063025

Morningstar Balanced ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - I	11.11%	8.13%	6.32%
Balanced Blended Benchmark-1(a)	12.46%	8.35%	7.50%
Blended Secondary Benchmark(b)	11.59%	9.70%	9.02%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$165,383,455
Number of Portfolio Holdings	18
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$353,260

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-C000043414-063025

Morningstar Balanced ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
BETFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - II	10.77%	7.85%	6.06%
Balanced Blended Benchmark-1(a)	12.46%	8.35%	7.50%
Blended Secondary Benchmark(b)	11.59%	9.70%	9.02%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$165,383,455
Number of Portfolio Holdings	18
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$353,260

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-BETFX-063025

Morningstar Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.52%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - I	12.70%	10.82%	7.83%
Growth Blended Benchmark-1(a)	14.20%	11.34%	9.30%
Blended Secondary Benchmark(b)	13.41%	13.12%	11.35%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$275,594,795
Number of Portfolio Holdings	15
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$582,913

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-C000043418-063025

Morningstar Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
GETFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.77%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - II	12.34%	10.54%	7.55%
Growth Blended Benchmark-1(a)	14.20%	11.34%	9.30%
Blended Secondary Benchmark(b)	13.41%	13.12%	11.35%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$275,594,795
Number of Portfolio Holdings	15
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$582,913

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-GETFX-063025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - I	13.81%	13.05%	8.92%
Aggressive Growth Blended Benchmark-1(a)	15.45%	13.65%	10.67%
Blended Secondary Benchmark(b)	14.73%	15.76%	13.08%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$209,805,970
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$443,687

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-C000043412-063025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
AGTFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - II	13.56%	12.77%	8.65%
Aggressive Growth Blended Benchmark-1(a)	15.45%	13.65%	10.67%
Blended Secondary Benchmark(b)	14.73%	15.76%	13.08%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

(a)

The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$209,805,970
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$443,687

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-AGTFX-063025

ALPS | Alerian Energy Infrastructure Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.95%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - I - NAV	26.19%	24.71%	7.13%
Alerian Midstream Energy Select Index	28.17%	26.65%	8.63%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$128,084,446
Number of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$455,281

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-C000125262-063025

ALPS | Alerian Energy Infrastructure Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
ALEFX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$66	1.30%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - III - NAV	25.65%	24.25%	6.74%
Alerian Midstream Energy Select Index	28.17%	26.65%	8.63%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$128,084,446
Number of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$455,281

WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-ALEFX-063025

ALPS Global Opportunity Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.10%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - I - NAV	12.82%	12.88%	9.02%
Red Rocks Global Listed Private Equity Index	19.70%	13.63%	9.01%
Morningstar Developed Markets Index*	16.08%	14.04%	10.25%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$23,357,383
Number of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$64,653

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-C000146220-063025

ALPS Global Opportunity Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
AVPEX	Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2025 to June 30, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$71	1.40%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - III - NAV	12.61%	12.54%	8.68%
Red Rocks Global Listed Private Equity Index	19.70%	13.63%	9.01%
Morningstar Developed Markets Index*	16.08%	14.04%	10.25%
*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$23,357,383
Number of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$64,653

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-AVPEX-063025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements & Other Information

June 30, 2025

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Morningstar ETF Asset Allocation Series
Schedules of Investments	1
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	13
ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	23
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
ALPS Global Opportunity Portfolio
Schedule of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements and Financial Highlights	36
Additional Information	46
Changes in and Disagreements with Accountants or Open-End Management Investment Companies	47
Proxy Disclosures for Open-End Management Investment Companies	48
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	49
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	50

alpsfunds.com

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.35%
iShares® Broad USD High Yield Corporate Bond ETF	46,152	$1,731,162
iShares® Core S&P 500® ETF	2,839	1,762,735
iShares® S&P 100 ETF	965	293,698
Schwab Fundamental International Equity ETF	7,212	288,624
Schwab US TIPS ETF	26,980	719,827
SPDR® Portfolio Intermediate Term Corporate Bond ETF	55,705	1,870,574
Vanguard® Emerging Markets Government Bond ETF	11,055	722,444
Vanguard® FTSE Developed Markets ETF	15,213	867,293
Vanguard® FTSE Emerging Markets ETF	5,866	290,132
Vanguard® Intermediate-Term Treasury ETF	19,278	1,153,017
Vanguard® Mortgage-Backed Securities ETF	31,133	1,442,703
Vanguard® Short-Term Bond ETF	51,009	4,014,408
Vanguard® Small-Cap ETF	1,230	291,486
Vanguard® Total Bond Market ETF	119,430	8,793,631
Vanguard® Total International Bond ETF	40,398	2,000,105
Vanguard® Total Stock Market ETF	6,738	2,047,880
Total Exchange Traded Funds
(Cost $26,902,636)		28,289,719

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.75%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	504,628	$504,628

Total Short-Term Investments
(Cost $504,628)			504,628

Total Investments - 100.10%
(Total cost $27,407,264)			28,794,347

Liabilities in Excess of Other Assets - (0.10)%			(28,848)

Net Assets - 100.00%			$28,765,499

See Notes to Financial Statements and Financial Highlights.

1 | June 30, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 97.79%
Columbia EM Core ex-China ETF	14,930	$510,307
iShares® Broad USD High Yield Corporate Bond ETF	54,214	2,033,567
iShares® Core S&P 500® ETF	7,425	4,610,183
iShares® Core S&P® Mid-Cap ETF	8,267	512,719
iShares® S&P 100 ETF	5,055	1,538,489
Schwab Fundamental International Equity ETF	38,355	1,534,967
Schwab US TIPS ETF	28,420	758,246
SPDR® Portfolio Intermediate Term Corporate Bond ETF	75,500	2,535,290
Vanguard® Emerging Markets Government Bond ETF	11,740	767,209
Vanguard® FTSE Developed Markets ETF	49,334	2,812,531
Vanguard® FTSE Emerging Markets ETF	15,800	781,468
Vanguard® Intermediate-Term Treasury ETF	25,438	1,521,447
Vanguard® Mega Cap Growth ETF	1,400	512,638
Vanguard® Mortgage-Backed Securities ETF	44,015	2,039,655
Vanguard® Short-Term Bond ETF	57,627	4,535,245
Vanguard® Small-Cap ETF	5,435	1,287,986
Vanguard® Total Bond Market ETF	172,266	12,683,946
Vanguard® Total International Bond ETF	50,815	2,515,851
Vanguard® Total Stock Market ETF	21,008	6,384,961
Total Exchange Traded Funds
(Cost $46,545,759)		49,876,705

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.13%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	1,087,909	$1,087,909

Total Short-Term Investments
(Cost $1,087,909)			1,087,909

Total Investments - 99.92%
(Total cost $47,633,668)			50,964,614

Other Assets in Excess of Liabilities - 0.08%			40,196

Net Assets - 100.00%			$51,004,810

See Notes to Financial Statements and Financial Highlights.

2 | June 30, 2025

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.11%
Columbia EM Core ex-China ETF	75,025	$2,564,354
iShares® Broad USD High Yield Corporate Bond ETF	130,382	4,890,629
iShares® Core S&P 500® ETF	35,088	21,786,139
iShares® Core S&P® Mid-Cap ETF	65,945	4,089,909
iShares® S&P 100 ETF	27,765	8,450,278
Schwab Fundamental International Equity ETF	205,809	8,236,476
Schwab US TIPS ETF	60,810	1,622,411
SPDR® Portfolio Intermediate Term Corporate Bond ETF	145,535	4,887,065
Vanguard® FTSE Developed Markets ETF	231,257	13,183,961
Vanguard® FTSE Emerging Markets ETF	100,978	4,994,372
Vanguard® Intermediate-Term Treasury ETF	54,486	3,258,808
Vanguard® Mega Cap Growth ETF	9,310	3,409,043
Vanguard® Mortgage-Backed Securities ETF	105,585	4,892,809
Vanguard® Short-Term Bond ETF	123,967	9,756,203
Vanguard® Small-Cap ETF	27,775	6,582,119
Vanguard® Total Bond Market ETF	403,140	29,683,199
Vanguard® Total International Bond ETF	97,410	4,822,769
Vanguard® Total Stock Market ETF	88,199	26,806,322
Total Exchange Traded Funds
(Cost $144,704,017)		163,916,866

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.53%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	870,351	$870,351

Total Short-Term Investments
(Cost $870,351)			870,351

Total Investments - 99.64%
(Total cost $145,574,368)			164,787,217

Other Assets in Excess of Liabilities - 0.36%			596,238

Net Assets - 100.00%			$165,383,455

See Notes to Financial Statements and Financial Highlights.

3 | June 30, 2025

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.03%
Columbia EM Core ex-China ETF	164,755	$5,631,326
iShares® Broad USD High Yield Corporate Bond ETF	143,240	5,372,932
iShares® Core S&P 500® ETF	69,475	43,137,028
iShares® Core S&P® Mid-Cap ETF	152,220	9,440,685
iShares® S&P 100 ETF	55,385	16,856,425
Schwab Fundamental International Equity ETF	486,031	19,450,961
Vanguard® FTSE Developed Markets ETF	536,527	30,587,404
Vanguard® FTSE Emerging Markets ETF	277,657	13,732,915
Vanguard® Mega Cap Growth ETF	23,060	8,443,880
Vanguard® Mortgage-Backed Securities ETF	57,940	2,684,940
Vanguard® Short-Term Bond ETF	135,376	10,654,091
Vanguard® Small-Cap ETF	68,745	16,291,190
Vanguard® Total Bond Market ETF	401,480	29,560,972
Vanguard® Total International Bond ETF	53,840	2,665,618
Vanguard® Total Stock Market ETF	192,166	58,405,012
Total Exchange Traded Funds
(Cost $214,728,007)		272,915,379

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.98%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	2,701,660	$2,701,660

Total Short-Term Investments
(Cost $2,701,660)			2,701,660

Total Investments - 100.01%
(Total cost $217,429,667)			275,617,039

Liabilities in Excess of Other Assets - (0.01)%			(22,244)

Net Assets - 100.00%			$275,594,795

See Notes to Financial Statements and Financial Highlights.

4 | June 30, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.13%
Columbia EM Core ex-China ETF	156,280	$5,341,651
iShares® Core S&P 500® ETF	54,397	33,775,097
iShares® Core S&P® Mid-Cap ETF	164,835	10,223,067
iShares® S&P 100 ETF	45,552	13,863,751
Schwab Fundamental International Equity ETF	421,442	16,866,109
Vanguard® FTSE Developed Markets ETF	517,830	29,521,488
Vanguard® FTSE Emerging Markets ETF	252,600	12,493,596
Vanguard® Mega Cap Growth ETF	23,325	8,540,915
Vanguard® Small-Cap ETF	69,530	16,477,220
Vanguard® Total Bond Market ETF	110,818	8,159,529
Vanguard® Total Stock Market ETF	173,466	52,721,521
Total Exchange Traded Funds
(Cost $158,071,911)		207,983,944

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.82%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	1,726,880	$1,726,880

Total Short-Term Investments
(Cost $1,726,880)			1,726,880

Total Investments - 99.95%
(Total cost $159,798,791)			209,710,824

Other Assets in Excess of Liabilities - 0.05%			95,146

Net Assets - 100.00%			$209,805,970

See Notes to Financial Statements and Financial Highlights.

5 | June 30, 2025

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2025 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$28,794,347	$50,964,614	$164,787,217	$275,617,039	$209,710,824
Receivable for shares sold	4,405	73,010	681,258	22,708	21,676
Dividends receivable	9,060	27,498	110,700	246,237	228,922
Other assets	797	1,509	4,816	7,875	5,975
Total Assets	28,808,609	51,066,631	165,583,991	275,893,859	209,967,397

LIABILITIES:

Payable for shares redeemed	8,104	12,524	79,785	119,905	32,296
Payable to advisor	4,908	14,956	56,700	99,541	73,367
Payable for distribution and service fees	4,494	8,137	24,065	26,027	11,805
Payable for audit fees	9,077	9,077	9,077	9,077	9,077
Payable for trustees’ fees	2,947	659	1,426	1,566	1,481
Accrued expenses and other liabilities	13,580	16,468	29,483	42,948	33,401
Total Liabilities	43,110	61,821	200,536	299,064	161,427
Net Assets	$28,765,499	$51,004,810	$165,383,455	$275,594,795	$209,805,970

NET ASSETS CONSIST OF:

Paid-in capital	$28,398,364	$42,634,435	$123,303,820	$186,499,065	$136,746,639
Total distributable earnings/ (accumulated losses)	367,135	8,370,375	42,079,635	89,095,730	73,059,331
Net Assets	$28,765,499	$51,004,810	$165,383,455	$275,594,795	$209,805,970

Investments, at Cost	$27,407,264	$47,633,668	$145,574,368	$217,429,667	$159,798,791

PRICING OF SHARES:

Class I:
Net Assets	$6,823,212	$11,026,749	$45,578,194	$145,951,388	$151,128,926
Shares of beneficial interest outstanding	635,963	1,087,404	3,892,856	10,711,790	8,936,906
Net assets value, offering and redemption price per share	$10.73	$10.14	$11.71	$13.63	$16.91

Class II:
Net Assets	$21,942,287	$39,978,061	$119,805,261	$129,643,407	$58,677,044
Shares of beneficial interest outstanding	2,058,555	3,667,064	10,081,156	9,759,306	3,522,354
Net assets value, offering and redemption price per share	$10.66	$10.90	$11.88	$13.28	$16.66

See Notes to Financial Statements and Financial Highlights.

6 | June 30, 2025

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2025 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$428,667	$637,805	$1,700,214	$2,264,049	$1,411,514
Total Investment Income	428,667	637,805	1,700,214	2,264,049	1,411,514

EXPENSES:
Investment advisor fee	63,875	109,804	355,455	582,913	439,598
Recoupment of previously waived fees	–	–	–	–	6,553
12b-1 fees:
Class II	27,409	48,185	143,816	153,153	70,295
Custodian fees	2,980	3,283	3,860	5,381	4,422
Administration fees	5,034	5,034	5,034	5,034	5,034
Legal fees	2,101	3,314	10,187	16,241	12,115
Audit fees	8,505	8,505	8,505	8,505	8,505
Trustees’ fees and expenses	6,479	6,693	21,068	33,873	25,909
Report to shareholder fees	2,445	2,746	4,402	6,120	4,561
Other expenses	5,998	6,943	12,256	17,300	13,545
Total expenses before waiver/reimbursements	124,826	194,507	564,583	828,520	590,537
Less fees waived/reimbursed by investment advisor
Class I	(5,070)	(3,573)	(601)	–	(1,774)
Class II	(17,143)	(13,398)	(1,594)	–	(690)
Total Net Expenses	102,613	177,536	562,388	828,520	588,073
Net Investment Income	326,054	460,269	1,137,826	1,435,529	823,441

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	225,349	610,941	2,493,313	4,876,318	4,390,352
Net change in unrealized appreciation on investments	709,669	1,563,954	6,621,435	13,276,231	11,065,582
Net Realized and Unrealized Gain on Investments	935,018	2,174,895	9,114,748	18,152,549	15,455,934
Net Increase in Net Assets Resulting from Operations	$1,261,072	$2,635,164	$10,252,574	$19,588,078	$16,279,375

See Notes to Financial Statements and Financial Highlights.

7 | June 30, 2025

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$326,054	$824,488
Net realized gain	225,349	217,664
Net change in unrealized appreciation	709,669	465,863
Net increase in net assets resulting from operations	1,261,072	1,508,015

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(154,435)
Class II	–	(513,648)
Total distributions	–	(668,083)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	482,714	872,144
Issued to shareholders in reinvestment of distributions	–	154,435
Cost of shares redeemed	(193,223)	(772,446)
Net increase from share transactions	289,491	254,133
Class II
Proceeds from sale of shares	2,028,257	3,217,431
Issued to shareholders in reinvestment of distributions	–	513,648
Cost of shares redeemed	(3,728,603)	(5,121,107)
Net decrease from share transactions	(1,700,346)	(1,390,028)

Net decrease in net assets	(149,783)	(295,963)

NET ASSETS:

Beginning of period	28,915,282	29,211,245
End of period	$28,765,499	$28,915,282

OTHER INFORMATION - SHARES:

Class I
Sold	46,633	85,179
Reinvested	–	14,793
Redeemed	(18,559)	(74,894)
Net increase in shares outstanding	28,074	25,078

Class II
Sold	197,126	316,567
Reinvested	–	49,437
Redeemed	(361,443)	(503,581)
Net decrease in shares outstanding	(164,317)	(137,577)

See Notes to Financial Statements and Financial Highlights.

8 | June 30, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$460,269	$1,219,775
Net realized gain	610,941	3,076,925
Net change in unrealized appreciation/(depreciation)	1,563,954	(362,352)
Net increase in net assets resulting from operations	2,635,164	3,934,348

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(325,450)
Class II	–	(1,094,671)
Total distributions	–	(1,420,121)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	865,876	2,369,886
Issued to shareholders in reinvestment of distributions	–	325,450
Cost of shares redeemed	(367,495)	(1,020,304)
Net increase from share transactions	498,381	1,675,032
Class II
Proceeds from sale of shares	3,174,318	2,134,385
Issued to shareholders in reinvestment of distributions	–	1,094,672
Cost of shares redeemed	(3,734,069)	(12,890,098)
Net decrease from share transactions	(559,751)	(9,661,041)

Net increase/(decrease) in net assets	2,573,794	(5,471,782)

NET ASSETS:

Beginning of period	48,431,016	53,902,798
End of period	$51,004,810	$48,431,016

OTHER INFORMATION - SHARES:

Class I
Sold	89,271	244,021
Reinvested	–	33,074
Redeemed	(37,864)	(109,264)
Net increase in shares outstanding	51,407	167,831

Class II
Sold	302,472	204,454
Reinvested	–	103,368
Redeemed	(356,223)	(1,248,953)
Net decrease in shares outstanding	(53,751)	(941,131)

See Notes to Financial Statements and Financial Highlights.

9 | June 30, 2025

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$1,137,826	$3,285,475
Net realized gain	2,493,313	16,412,513
Net change in unrealized appreciation/(depreciation)	6,621,435	(3,729,363)
Net increase in net assets resulting from operations	10,252,574	15,968,625

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,248,752)
Class II	–	(3,211,558)
Total distributions	–	(4,460,310)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,253,526	5,271,054
Issued to shareholders in reinvestment of distributions	–	1,248,752
Cost of shares redeemed	(1,970,627)	(5,143,243)
Net increase from share transactions	282,899	1,376,563
Class II
Proceeds from sale of shares	3,761,233	8,308,237
Issued to shareholders in reinvestment of distributions	–	3,211,558
Cost of shares redeemed	(9,587,862)	(23,618,451)
Net decrease from share transactions	(5,826,629)	(12,098,656)

Net increase in net assets	4,708,844	786,222

NET ASSETS:

Beginning of period	160,674,611	159,888,389
End of period	$165,383,455	$160,674,611

OTHER INFORMATION - SHARES:

Class I
Sold	205,093	487,497
Reinvested	–	110,509
Redeemed	(175,953)	(490,928)
Net increase in shares outstanding	29,140	107,078

Class II
Sold	327,786	759,607
Reinvested	–	279,509
Redeemed	(848,605)	(2,130,539)
Net decrease in shares outstanding	(520,819)	(1,091,423)

See Notes to Financial Statements and Financial Highlights.

10 | June 30, 2025

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$1,435,529	$4,423,593
Net realized gain	4,876,318	20,264,137
Net change in unrealized appreciation	13,276,231	6,287,777
Net increase in net assets resulting from operations	19,588,078	30,975,507

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,873,019)
Class II	–	(4,330,871)
Total distributions	–	(9,203,890)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,253,991	10,761,141
Issued to shareholders in reinvestment of distributions	–	4,873,019
Cost of shares redeemed	(5,758,061)	(11,721,203)
Net increase/(decrease) from share transactions	(1,504,070)	3,912,957
Class II
Proceeds from sale of shares	2,697,956	7,075,512
Issued to shareholders in reinvestment of distributions	–	4,330,871
Cost of shares redeemed	(6,126,377)	(22,135,968)
Net decrease from share transactions	(3,428,421)	(10,729,585)

Net increase in net assets	14,655,587	14,954,989

NET ASSETS:

Beginning of period	260,939,208	245,984,219
End of period	$275,594,795	$260,939,208

OTHER INFORMATION - SHARES:

Class I
Sold	331,545	857,819
Reinvested	–	371,986
Redeemed	(448,933)	(939,834)
Net increase/(decrease) in shares outstanding	(117,388)	289,971

Class II
Sold	214,323	591,362
Reinvested	–	338,614
Redeemed	(493,013)	(1,796,516)
Net decrease in shares outstanding	(278,690)	(866,540)

See Notes to Financial Statements and Financial Highlights.

11 | June 30, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$823,441	$2,802,392
Net realized gain	4,390,352	15,165,910
Net change in unrealized appreciation	11,065,582	7,635,986
Net increase in net assets resulting from operations	16,279,375	25,604,288

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(3,919,911)
Class II	–	(1,612,902)
Total distributions	–	(5,532,813)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,429,080	10,858,429
Issued to shareholders in reinvestment of distributions	–	3,919,911
Cost of shares redeemed	(3,161,133)	(9,051,479)
Net increase from share transactions	2,267,947	5,726,861
Class II
Proceeds from sale of shares	1,127,913	4,074,378
Issued to shareholders in reinvestment of distributions	–	1,612,902
Cost of shares redeemed	(5,504,024)	(10,477,479)
Net decrease from share transactions	(4,376,111)	(4,790,199)

Net increase in net assets	14,171,211	21,008,137

NET ASSETS:

Beginning of period	195,634,759	174,626,622
End of period	$209,805,970	$195,634,759

OTHER INFORMATION - SHARES:

Class I
Sold	342,872	711,159
Reinvested	–	241,671
Redeemed	(202,579)	(594,716)
Net increase in shares outstanding	140,293	358,114

Class II
Sold	72,761	273,181
Reinvested	–	100,806
Redeemed	(352,436)	(696,040)
Net decrease in shares outstanding	(279,675)	(322,053)

See Notes to Financial Statements and Financial Highlights.

12 | June 30, 2025

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.26		$9.97	$9.57	$11.43	$11.65	$11.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.13		0.31	0.25	0.25	0.19	0.19
Net realized and unrealized gain/(loss) on investments	0.34		0.24	0.52	(1.57)	0.11	0.56
Total income/(loss) from investment operations	0.47		0.55	0.77	(1.32)	0.30	0.75

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.26)	(0.26)	(0.18)	(0.20)	(0.22)
From net realized gain	–		–	(0.11)	(0.36)	(0.32)	(0.06)
Total distributions	–		(0.26)	(0.37)	(0.54)	(0.52)	(0.28)
Net increase/(decrease) in net asset value	0.47		0.29	0.40	(1.86)	(0.22)	0.47
Net asset value - end of period	$10.73		$10.26	$9.97	$9.57	$11.43	$11.65

Total Return*	4.58	%(2)	5.52%	8.19%	(11.61)%	2.51%	6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,823		$6,235	$5,808	$5,102	$4,959	$4,334
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.69	%(3)	0.66%	0.66%	0.61%	0.65%	0.62%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.50	%(3)	3.05%	2.53%	2.36%	1.65%	1.65%
Portfolio turnover rate	10	%(2)	27%	32%	67%	20%	73%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

13 | June 30, 2025

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.20		$9.91	$9.52	$11.37	$11.59	$11.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11		0.28	0.22	0.22	0.16	0.16
Net realized and unrealized gain/(loss) on investments	0.35		0.25	0.52	(1.55)	0.11	0.56
Total income/(loss) from investment operations	0.46		0.53	0.74	(1.33)	0.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.24)	(0.23)	(0.16)	(0.17)	(0.20)
From net realized gain	–		–	(0.12)	(0.36)	(0.32)	(0.06)
Total distributions	–		(0.24)	(0.35)	(0.52)	(0.49)	(0.26)
Net increase/(decrease) in net asset value	0.46		0.29	0.39	(1.85)	(0.22)	0.46
Net asset value - end of period	$10.66		$10.20	$9.91	$9.52	$11.37	$11.59

Total Return*	4.51	%(2)	5.29%	7.84%	(11.82)%	2.28%	6.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$21,942		$22,680	$23,403	$26,573	$30,736	$33,236
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.94	%(3)	0.91%	0.91%	0.86%	0.90%	0.87%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.24	%(3)	2.77%	2.23%	2.08%	1.35%	1.42%
Portfolio turnover rate	10	%(2)	27%	32%	67%	20%	73%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

14 | June 30, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.61		$9.18	$8.58	$10.52	$10.38	$9.90
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.10		0.26	0.21	0.21	0.20	0.17
Net realized and unrealized gain/(loss) on investments	0.43		0.50	0.72	(1.49)	0.49	0.69
Total income/(loss) from investment operations	0.53		0.76	0.93	(1.28)	0.69	0.86

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.26)	(0.24)	(0.21)	(0.19)	(0.25)
From net realized gain	–		(0.07)	(0.09)	(0.45)	(0.36)	(0.13)
Total distributions	–		(0.33)	(0.33)	(0.66)	(0.55)	(0.38)
Net increase/(decrease) in net asset value	0.53		0.43	0.60	(1.94)	0.14	0.48
Net asset value - end of period	$10.14		$9.61	$9.18	$8.58	$10.52	$10.38

Total Return*	5.52	%(2)	8.20%	10.99%	(12.31)%	6.66%	8.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$11,027		$9,953	$7,967	$6,892	$9,245	$6,333
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.60	%(3)	0.60%	0.60%	0.56%	0.56%	0.57%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.10	%(3)	2.70%	2.32%	2.17%	1.85%	1.72%
Portfolio turnover rate	11	%(2)	71%	34%	23%	16%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

15 | June 30, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.34		$9.85	$9.19	$11.21	$11.02	$10.49
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.24	0.19	0.19	0.16	0.15
Net realized and unrealized gain/(loss) on investments	0.47		0.55	0.77	(1.58)	0.55	0.73
Total income/(loss) from investment operations	0.56		0.79	0.96	(1.39)	0.71	0.88

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.21)	(0.18)	(0.16)	(0.22)
From net realized gain	–		(0.07)	(0.09)	(0.45)	(0.36)	(0.13)
Total distributions	–		(0.30)	(0.30)	(0.63)	(0.52)	(0.35)
Net increase/(decrease) in net asset value	0.56		0.49	0.66	(2.02)	0.19	0.53
Net asset value - end of period	$10.90		$10.34	$9.85	$9.19	$11.21	$11.02

Total Return*	5.42	%(2)	7.97%	10.59%	(12.54)%	6.47%	8.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$39,978		$38,478	$45,936	$46,779	$60,783	$62,967
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.85	%(3)	0.85%	0.84%	0.81%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.83	%(3)	2.33%	2.03%	1.88%	1.43%	1.42%
Portfolio turnover rate	11	%(2)	71%	34%	23%	16%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

16 | June 30, 2025

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.98		$10.23	$9.48	$11.65	$11.10	$10.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.24	0.21	0.23	0.21	0.18
Net realized and unrealized gain/(loss) on investments	0.64		0.85	1.01	(1.68)	1.00	0.80
Total income/(loss) from investment operations	0.73		1.09	1.22	(1.45)	1.21	0.98

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.23)	(0.22)	(0.19)	(0.24)
From net realized gain	–		(0.11)	(0.24)	(0.50)	(0.47)	(0.14)
Total distributions	–		(0.34)	(0.47)	(0.72)	(0.66)	(0.38)
Net increase/(decrease) in net asset value	0.73		0.75	0.75	(2.17)	0.55	0.60
Net asset value - end of period	$11.71		$10.98	$10.23	$9.48	$11.65	$11.10

Total Return*	6.65	%(2)	10.50%	13.11%	(12.60)%	11.00%	9.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$45,578		$42,410	$38,413	$33,315	$38,044	$30,293
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.53%	0.54%	0.53%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.63	%(3)	2.25%	2.13%	2.18%	1.79%	1.76%
Portfolio turnover rate	9	%(2)	51%	35%	23%	15%	53%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

17 | June 30, 2025

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.16		$10.39	$9.62	$11.81	$11.24	$10.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.21	0.19	0.20	0.17	0.16
Net realized and unrealized gain/(loss) on investments	0.64		0.87	1.03	(1.71)	1.03	0.81
Total income/(loss) from investment operations	0.72		1.08	1.22	(1.51)	1.20	0.97

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.20)	(0.21)	(0.18)	(0.16)	(0.22)
From net realized gain	–		(0.11)	(0.24)	(0.50)	(0.47)	(0.14)
Total distributions	–		(0.31)	(0.45)	(0.68)	(0.63)	(0.36)
Net increase/(decrease) in net asset value	0.72		0.77	0.77	(2.19)	0.57	0.61
Net asset value - end of period	$11.88		$11.16	$10.39	$9.62	$11.81	$11.24

Total Return*	6.45	%(2)	10.27%	12.82%	(12.88)%	10.79%	9.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$119,805		$118,265	$121,476	$117,564	$145,119	$149,159
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.78%	0.79%	0.78%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.37	%(3)	1.95%	1.84%	1.89%	1.45%	1.50%
Portfolio turnover rate	9	%(2)	51%	35%	23%	15%	53%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

18 | June 30, 2025

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.65		$11.61	$10.49	$12.81	$11.69	$11.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.23	0.21	0.24	0.22	0.18
Net realized and unrealized gain/(loss) on investments	0.90		1.29	1.40	(1.90)	1.54	0.95
Total income/(loss) from investment operations	0.98		1.52	1.61	(1.66)	1.76	1.13

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.22)	(0.23)	(0.21)	(0.19)	(0.25)
From net realized gain	–		(0.26)	(0.26)	(0.45)	(0.45)	(0.31)
Total distributions	–		(0.48)	(0.49)	(0.66)	(0.64)	(0.56)
Net increase/(decrease) in net asset value	0.98		1.04	1.12	(2.32)	1.12	0.57
Net asset value - end of period	$13.63		$12.65	$11.61	$10.49	$12.81	$11.69

Total Return*	7.75	%(2)	12.88%	15.61%	(12.96)%	15.09%	10.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$145,951		$136,987	$122,310	$107,289	$118,634	$101,796
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(3)	0.52%	0.53%	0.52%	0.52%	0.53%
Net expenses after waiver/reimbursements	0.52	%(3)	0.52%	0.53%	0.52%	0.52%	0.53%
Net investment income after waiver/reimbursements	1.23	%(3)	1.85%	1.90%	2.08%	1.74%	1.74%
Portfolio turnover rate	13	%(2)	27%	35%	26%	15%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

19 | June 30, 2025

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.35		$11.34	$10.26	$12.55	$11.46	$10.91
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.19	0.18	0.20	0.18	0.15
Net realized and unrealized gain/(loss) on investments	0.87		1.27	1.36	(1.86)	1.52	0.93
Total income/(loss) from investment operations	0.93		1.46	1.54	(1.66)	1.70	1.08

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.19)	(0.20)	(0.18)	(0.16)	(0.22)
From net realized gain	–		(0.26)	(0.26)	(0.45)	(0.45)	(0.31)
Total distributions	–		(0.45)	(0.46)	(0.63)	(0.61)	(0.53)
Net increase/(decrease) in net asset value	0.93		1.01	1.08	(2.29)	1.09	0.55
Net asset value - end of period	$13.28		$12.35	$11.34	$10.26	$12.55	$11.46

Total Return*	7.53	%(2)	12.67%	15.27%	(13.25)%	14.88%	10.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$129,643		$123,952	$123,674	$114,300	$138,143	$131,873
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(3)	0.77%	0.78%	0.77%	0.77%	0.78%
Net expenses after waiver/reimbursements	0.77	%(3)	0.77%	0.78%	0.77%	0.77%	0.78%
Net investment income after waiver/reimbursements	0.97	%(3)	1.56%	1.64%	1.80%	1.44%	1.45%
Portfolio turnover rate	13	%(2)	27%	35%	26%	15%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

20 | June 30, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$15.59		$13.96	$12.40	$15.05	$13.13	$12.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07		0.24	0.25	0.29	0.27	0.20
Net realized and unrealized gain/(loss) on investments	1.25		1.85	1.84	(2.22)	2.16	1.07
Total income/(loss) from investment operations	1.32		2.09	2.09	(1.93)	2.43	1.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.25)	(0.24)	(0.19)	(0.25)
From net realized gain	–		(0.23)	(0.28)	(0.48)	(0.32)	(0.24)
Total distributions	–		(0.46)	(0.53)	(0.72)	(0.51)	(0.49)
Net increase/(decrease) in net asset value	1.32		1.63	1.56	(2.65)	1.92	0.78
Net asset value - end of period	$16.91		$15.59	$13.96	$12.40	$15.05	$13.13

Total Return*	8.47	%(2)	14.85%	17.10%	(12.92)%	18.60%	10.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$151,129		$137,162	$117,801	$92,533	$97,338	$76,410
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.53%	0.54%	0.53%	0.54%	0.55%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	0.93	%(3)	1.58%	1.86%	2.15%	1.83%	1.75%
Portfolio turnover rate	14	%(2)	35%	37%	23%	18%	45%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

21 | June 30, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$15.38		$13.78	$12.24	$14.87	$12.98	$12.23
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05		0.19	0.20	0.25	0.22	0.17
Net realized and unrealized gain/(loss) on investments	1.23		1.84	1.84	(2.20)	2.15	1.04
Total income/(loss) from investment operations	1.28		2.03	2.04	(1.95)	2.37	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.20)	(0.22)	(0.20)	(0.16)	(0.22)
From net realized gain	–		(0.23)	(0.28)	(0.48)	(0.32)	(0.24)
Total distributions	–		(0.43)	(0.50)	(0.68)	(0.48)	(0.46)
Net increase/(decrease) in net asset value	1.28		1.60	1.54	(2.63)	1.89	0.75
Net asset value - end of period	$16.66		$15.38	$13.78	$12.24	$14.87	$12.98

Total Return*	8.32	%(2)	14.58%	16.88%	(13.17)%	18.33%	9.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$58,677		$58,472	$56,826	$51,790	$56,211	$53,243
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.78%	0.79%	0.78%	0.79%	0.80%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.64	%(3)	1.28%	1.53%	1.90%	1.50%	1.45%
Portfolio turnover rate	14	%(2)	35%	37%	23%	18%	45%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

22 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 28.25%
Enbridge, Inc.	221,467	$10,042,656
Gibson Energy, Inc.	142,286	2,497,254
Keyera Corp.	195,487	6,393,972
Pembina Pipeline Corp.	167,953	6,306,177
South Bow Corp.	181,378	4,708,436
TC Energy Corp.	127,685	6,233,522

Total Canadian Energy Infrastructure Companies
(Cost $31,242,137)		36,182,017

U.S. Energy Infrastructure Companies - 28.08%
Aris Water Solutions, Inc.	21,462	507,576
Cheniere Energy, Inc.	27,175	6,617,656
DT Midstream, Inc.	60,124	6,608,229
Kinder Morgan, Inc.	230,914	6,788,871
Kinetik Holdings, Inc.	36,783	1,620,291
NextDecade Corp. (1)	107,825	960,721
ONEOK, Inc.	77,282	6,308,530
Summit Midstream Corp. (1)	9,355	229,478
Targa Resources Corp.	36,362	6,329,897

Total U.S. Energy Infrastructure Companies
(Cost $26,067,235)		35,971,249

U.S. Energy Infrastructure MLPs - 27.96%
Delek Logistics Partners LP	8,110	348,325
Energy Transfer LP	623,832	11,310,074
Enterprise Products Partners LP	294,240	9,124,382
Genesis Energy LP	45,067	776,505
Hess Midstream LP, Class A	113,690	4,378,202
MPLX LP	123,134	6,342,632
Western Midstream Partners LP	91,116	3,526,189

Total U.S. Energy Infrastructure MLPs
(Cost $30,158,115)		35,806,309

U.S. General Partners - 15.78%
Antero Midstream Corp.	292,952	5,551,441
Plains GP Holdings LP, Class A	327,349	6,360,391
The Williams Cos., Inc.	132,194	8,303,105

Total U.S. General Partners
(Cost $13,850,211)		20,214,937
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.10%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	130,181	$130,181

Total Short-Term Investments
(Cost $130,181)			130,181

Total Investments - 100.17%
(Total cost $101,447,879)			128,304,693

Liabilities in Excess of Other Assets - (0.17)%			(220,247)

Net Assets - 100.00%			$128,084,446

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

23 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$128,304,693
Foreign currency, at value (Cost $139,874)	139,874
Receivable for shares sold	13,218
Dividends receivable	238,374
Other assets	3,807
Total Assets	128,699,966

LIABILITIES:

Payable for investments purchased	1,013
Payable for shares redeemed	454,481
Payable to advisor	69,366
Payable for distribution and service fees	49,917
Payable for audit fees	11,798
Payable for trustees’ fees	1,764
Accrued expenses and other liabilities	27,181
Total Liabilities	615,520
Net Assets	$128,084,446

NET ASSETS CONSIST OF:

Paid-in capital	$81,601,006
Total distributable earnings (accumulated losses)	46,483,440
Net Assets	$128,084,446

Investments, at Cost	$101,447,879

PRICING OF SHARES:

Class I:
Net Assets	$7,484,141
Shares of beneficial interest outstanding	495,667
Net assets value, offering and redemption price per share	$15.10

Class III:
Net Assets	$120,600,305
Shares of beneficial interest outstanding	8,011,823
Net assets value, offering and redemption price per share	$15.05

See Notes to Financial Statements and Financial Highlights.

24 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $166,256)	$3,358,962
Total Investment Income	3,358,962

EXPENSES:
Investment advisor fee	459,795
12b-1 fees:
Class III	153,845
Shareholder servicing fees:
Class I	6,220
Class III	153,845
Custodian fees	12,324
Administration fee	5,109
Legal fees	8,155
Audit fees	11,195
Trustees’ fees and expenses	18,885
Report to shareholder fees	3,166
Other expenses	10,857
Total expenses before waiver/reimbursements	843,396
Less fees waived/reimbursed by investment advisor
Class I	(222)
Class III	(4,292)
Total Net Expenses	838,882
Net Investment Income	2,520,080

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	6,675,905
Foreign currency transactions	(1,756)
Net realized gain	6,674,149
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,342,573)
Translation of assets and liabilities denominated in foreign currencies	212
Net change in unrealized depreciation	(2,342,361)
Net Realized and Unrealized Gain on Investments	4,331,788
Net Increase in Net Assets Resulting from Operations	$6,851,868

See Notes to Financial Statements and Financial Highlights.

25 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$2,520,080	$4,333,813
Net realized gain	6,674,149	18,839,407
Net change in unrealized appreciation/(depreciation)	(2,342,361)	20,289,873
Net increase in net assets resulting from operations	6,851,868	43,463,093

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(627,674)
Class III	–	(7,909,354)
Total distributions	–	(8,537,028)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	760,228	2,792,448
Issued to shareholders in reinvestment of distributions	–	627,674
Cost of shares redeemed	(3,159,879)	(1,440,475)
Net increase/(decrease) from share transactions	(2,399,651)	1,979,647
Class III
Proceeds from sale of shares	7,073,763	29,515,069
Issued to shareholders in reinvestment of distributions	–	7,909,354
Cost of shares redeemed	(18,182,965)	(52,845,003)
Net decrease from share transactions	(11,109,202)	(15,420,580)

Net increase/(decrease) in net assets	(6,656,985)	21,485,132

NET ASSETS:

Beginning of period	134,741,431	113,256,299
End of period	$128,084,446	$134,741,431

OTHER INFORMATION - SHARES:

Class I
Sold	51,944	222,082
Reinvested	–	42,468
Redeemed	(220,514)	(118,654)
Net increase/(decrease) in shares outstanding	(168,570)	145,896

Class III
Sold	478,593	2,333,705
Reinvested	–	535,501
Redeemed	(1,239,253)	(4,048,991)
Net decrease in shares outstanding	(760,660)	(1,179,785)

See Notes to Financial Statements and Financial Highlights.

26 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.29		$10.83	$9.92	$8.82	$6.51	$8.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.30		0.47	0.43	0.35	0.49	0.32
Net realized and unrealized gain/(loss) on investments	0.51		4.01	0.98	1.23	2.02	(2.54)
Total income/(loss) from investment operations	0.81		4.48	1.41	1.58	2.51	(2.22)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.59)	(0.38)	(0.48)	(0.20)	(0.23)
From net realized gain	–		(0.43)	(0.12)	–	–	–
Total distributions	–		(1.02)	(0.50)	(0.48)	(0.20)	(0.23)
Net increase/(decrease) in net asset value	0.81		3.46	0.91	1.10	2.31	(2.45)
Net asset value - end of period	$15.10		$14.29	$10.83	$9.92	$8.82	$6.51

Total Return*	5.67	%(2)	41.03%	14.25%	17.84%	38.46%	(24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$7,484		$9,495	$5,611	$3,948	$2,244	$1,280
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.96	%(3)	0.96%	0.99%	0.97%	0.99%	1.04%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/reimbursements	4.12	%(3)	3.65%	4.08%	3.41%	5.75%	4.98%
Portfolio turnover rate	10	%(2)	45%	30%	34%	68%	52%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

27 | June 30, 2025

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.28		$10.82	$9.90	$8.82	$6.53	$8.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.28		0.43	0.40	0.32	0.48	0.30
Net realized and unrealized gain/(loss) on investments	0.49		3.99	0.97	1.21	1.99	(2.54)
Total income/(loss) from investment operations	0.77		4.42	1.37	1.53	2.47	(2.24)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.53)	(0.33)	(0.45)	(0.18)	(0.19)
From net realized gain	–		(0.43)	(0.12)	–	–	–
Total distributions	–		(0.96)	(0.45)	(0.45)	(0.18)	(0.19)
Net increase/(decrease) in net asset value	0.77		3.46	0.92	1.08	2.29	(2.43)
Net asset value - end of period	$15.05		$14.28	$10.82	$9.90	$8.82	$6.53

Total Return*	5.39	%(2)	40.60%	13.91%	17.32%	37.77%	(25.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$120,600		$125,247	$107,645	$114,486	$84,789	$52,630
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.31	%(3)	1.31%	1.33%	1.32%	1.34%	1.40%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	3.82	%(3)	3.37%	3.81%	3.10%	5.54%	4.59%
Portfolio turnover rate	10	%(2)	45%	30%	34%	68%	52%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements and Financial Highlights.

28 | June 30, 2025

ALPS Global Opportunity Portfolio

Schedule of Investments	As of June 30, 2025 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 14.22%
Financials - 14.22%
HarbourVest Global Private Equity, Ltd. (1)	13,730	$471,503
HBM Healthcare Investments AG, Class A	1,055	227,368
HgCapital Trust PLC	163,465	1,154,784
NB Private Equity Partners, Ltd.	17,595	343,997
Oakley Capital Investments, Ltd.	66,120	462,873
Pantheon International PLC Fund (1)	68,600	296,108
Patria Private Equity Trust PLC (1)	47,528	363,947

Total Financials		3,320,580

Total Closed-End Funds
(Cost $2,517,189)		3,320,580

Common Stocks - 84.24%
Consumer Discretionary - 2.85%
Amazon.com, Inc. (1)	1,135	249,008
Wesfarmers, Ltd.	7,475	417,160

Total Consumer Discretionary		666,168

Consumer Staples - 2.69%
Costco Wholesale Corp.	635	628,612

Financials - 59.63%
3i Group PLC	25,750	1,457,244
Apollo Global Management, Inc., Class A	5,890	835,614
Ares Management LP, Class A	6,500	1,125,800
Berkshire Hathaway, Inc., Class B (1)	2,104	1,022,060
Blackstone, Inc., Class A	5,335	798,009
Blue Owl Capital, Inc.	17,690	339,825
Brederode SA	6,652	926,628
Bridgepoint Group PLC (2)(3)	71,025	303,006
CVC Capital Partners PLC (2)(3)	19,815	407,426
EQT AB	9,915	332,609
Fiserv, Inc. (1)	1,080	186,203
Hamilton Lane, Inc., Class A	1,905	270,739
Houlihan Lokey, Inc.	2,330	419,284
Integral Corp.	5,865	129,743
Intermediate Capital Group PLC	26,695	708,107
Investment AB Kinnevik, B Shares (1)	16,145	143,057
Investor AB, B Shares Class B	15,150	448,946
KKR & Co., Inc., Class A	9,005	1,197,935
Mastercard, Inc., Class A	460	258,492
Mutares SE & Co. KGaA	10,790	460,406
Partners Group Holding AG	614	803,312
Petershill Partners PLC (2)(3)	102,620	313,415
Sofina SA	780	257,985
StepStone Group, Inc., Class A	6,235	346,043

Security Description	Shares	Value
Financials (continued)
TPG, Inc.	8,280	$434,286

Total Financials		13,926,174

Health Care - 0.99%
Chemed Corp.	475	231,292

Industrials - 8.46%
Atmus Filtration Technologies, Inc.	5,680	206,866
Carlisle Cos., Inc.	1,135	423,809
CSW Industrials, Inc.	574	164,640
Dover Corp.	1,205	220,792
Italmobiliare SpA	6,920	211,937
Lockheed Martin Corp.	450	208,413
OEM International AB, Class B	20,260	299,194
Paychex, Inc.	1,660	241,464

Total Industrials		1,977,115

Information Technology - 9.62%
Accenture PLC, Class A	660	197,267
Adobe, Inc. (1)	405	156,686
Constellation Software, Inc.	261	957,023
Dell Technologies, Inc.	1,815	222,519
GoDaddy, Inc. (1)	1,150	207,069
Lam Research Corp.	2,721	264,862
Microsoft Corp.	485	241,244

Total Information Technology		2,246,670
Total Common Stocks
(Cost $13,806,054)		19,676,031

	7-Day
Security Description	Yield	Shares	Value
Short-Term Investments - 1.89%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.245%	441,800	$441,800

Total Short-Term Investments
(Cost $441,800)			441,800

Total Investments - 100.35%
(Total cost $16,765,043)			23,438,411

Liabilities in Excess of Other Assets - (0.35)%			(81,028)

Net Assets - 100.00%			$23,357,383

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

29 | June 30, 2025

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of June 30, 2025 (Unaudited)

(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2025, the aggregate value of those securities was $1,023,847, which represents 4.38% of net assets.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,023,847, representing 4.38% of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2025	Fund Delivering	U.S. $ Value at June 30, 2025	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	09/19/25	USD	$671,818	GBP	$686,682	$(14,864)
State Street Bank and Trust Company	07/25/25	USD	$915,293	GBP	$974,689	$(59,396)
						$(74,260)

See Notes to Financial Statements and Financial Highlights.

30 | June 30, 2025

ALPS Global Opportunity Portfolio

Statement of Assets and Liabilities	As of June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$23,438,411
Foreign currency, at value (Cost $22)	22
Receivable for shares sold	636
Dividends receivable	80,082
Other assets	808
Total Assets	23,519,959

LIABILITIES:

Payable for shares redeemed	38,473
Unrealized depreciation on forward foreign currency contracts	74,260
Payable to advisor	10,610
Payable for distribution and service fees	9,103
Payable for audit fees	10,475
Payable for trustees’ fees	700
Accrued expenses and other liabilities	18,955
Total Liabilities	162,576
Net Assets	$23,357,383

NET ASSETS CONSIST OF:

Paid-in capital	$16,189,381
Total distributable earnings (accumulated losses)	7,168,002
Net Assets	$23,357,383

Investments, at Cost	$16,765,043

PRICING OF SHARES:

Class I:
Net Assets	$658,493
Shares of beneficial interest outstanding	51,677
Net assets value, offering and redemption price per share	$12.74

Class III:
Net Assets	$22,698,890
Shares of beneficial interest outstanding	1,655,388
Net assets value, offering and redemption price per share	$13.71

See Notes to Financial Statements and Financial Highlights.

31 | June 30, 2025

ALPS Global Opportunity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $7,240)	$244,613
Total Investment Income	244,613

EXPENSES:
Investment advisor fee	105,385
12b-1 fees:
Class III	21,837
Shareholder servicing fees:
Class I	862
Class III	21,837
Custodian fees	10,316
Administration fee	7,007
Legal fees	1,924
Audit fees	9,904
Trustees’ fees and expenses	3,868
Report to shareholder fees	2,114
Other expenses	11,263
Total expenses before waiver/reimbursements	196,317
Less fees waived/reimbursed by investment advisor
Class I	(2,064)
Class III	(38,668)
Total Net Expenses	155,585
Net Investment Income	89,028

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	1,450,782
Forward foreign currency contracts	(10,506)
Foreign currency transactions	5,853
Net realized gain	1,446,129
Net change in unrealized appreciation/(depreciation) on:
Investments	(781,969)
Forward foreign currency contracts	(132,661)
Translation of assets and liabilities denominated in foreign currencies	6,979
Net change in unrealized depreciation	(907,651)
Net Realized and Unrealized Gain on Investments	538,478
Net Increase in Net Assets Resulting from Operations	$627,506

See Notes to Financial Statements and Financial Highlights.

32 | June 30, 2025

ALPS Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$89,028	$288,337
Net realized gain	1,446,129	2,161,311
Net change in unrealized appreciation/(depreciation)	(907,651)	1,749,126
Net increase in net assets resulting from operations	627,506	4,198,774

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(169,700)
Class III	–	(1,925,632)
Total distributions	–	(2,095,332)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	567,298	1,307,338
Issued to shareholders in reinvestment of distributions	–	169,700
Cost of shares redeemed	(1,755,075)	(259,552)
Net increase/(decrease) from share transactions	(1,187,777)	1,217,486
Class III
Proceeds from sale of shares	2,053,261	2,109,849
Issued to shareholders in reinvestment of distributions	–	1,925,632
Cost of shares redeemed	(3,504,123)	(5,182,149)
Net decrease from share transactions	(1,450,862)	(1,146,668)

Net increase/(decrease) in net assets	(2,011,133)	2,174,260

NET ASSETS:

Beginning of period	25,368,516	23,194,256
End of period	$23,357,383	$25,368,516

OTHER INFORMATION - SHARES:

Class I
Sold	44,691	109,390
Reinvested	–	13,247
Redeemed	(146,777)	(20,897)
Net increase/(decrease) in shares outstanding	(102,086)	101,740

Class III
Sold	152,882	160,998
Reinvested	–	139,539
Redeemed	(265,286)	(383,019)
Net decrease in shares outstanding	(112,404)	(82,482)

See Notes to Financial Statements and Financial Highlights.

33 | June 30, 2025

ALPS Global Opportunity Portfolio – Class I

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (2)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.33		$11.41	$8.83	$16.52	$13.92	$14.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.04		0.19	0.19	0.18	0.05 (4)	0.14
Net realized and unrealized gain/(loss) on investments	0.37		1.94	2.39	(4.87)	3.34	1.17
Total income/(loss) from investment operations	0.41		2.13	2.58	(4.69)	3.39	1.31

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(1.21)	–	(1.75)	(0.79)	(1.79)
From net realized gain	–		–	–	(1.25)	–	(0.25)
Total distributions	–		(1.21)	–	(3.00)	(0.79)	(2.04)
Net increase/(decrease) in net asset value	0.41		0.92	2.58	(7.69)	2.60	(0.73)
Net asset value - end of period	$12.74		$12.33	$11.41	$8.83	$16.52	$13.92

Total Return*	3.33	%(5)	18.28%	29.22%	(28.68)%	24.48%	9.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$658		$1,896	$594	$377	$474	$432
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.46	%(6)	1.36%	1.34%	1.27%	1.31%	1.35%
Net expenses after waiver/reimbursements	1.10	%(6)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income after waiver/reimbursements	0.61	%(6)	1.49%	1.88%	1.43%	0.32%	1.04%
Portfolio turnover rate	13	%(5)	31%	22%	32%	38%	59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements and Financial Highlights.

34 | June 30, 2025

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (2)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.28		$12.21		$9.48		$17.40	$14.65		$15.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.05		0.15		0.17		0.13	(0.00	)(4)	0.09
Net realized and unrealized gain/(loss) on investments	0.38		2.09		2.56		(5.11)	3.49		1.23
Total income/(loss) from investment operations	0.43		2.24		2.73		(4.98)	3.49		1.32

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(1.17)		–		(1.69)	(0.74)		(1.73)
From net realized gain	–		–		–		(1.25)	–		(0.25)
Total distributions	–		(1.17)		–		(2.94)	(0.74)		(1.98)
Net increase/(decrease) in net asset value	0.43		1.07		2.73		(7.92)	2.75		(0.66)
Net asset value - end of period	$13.71		$13.28		$12.21		$9.48	$17.40		$14.65

Total Return*	3.24	%(5)	18.01%		28.80%		(28.91)%	23.93%		9.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,699		$23,473		$22,600		$22,439	$35,551		$30,562
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.76	%(6)(7)	1.62	%(7)	1.66	%(7)	1.62%	1.66%		1.69%
Net expenses after waiver/reimbursements	1.40	%(6)(7)	1.36	%(7)	1.42%		1.45%	1.45%		1.45%
Net investment income after waiver/ reimbursements	0.72	%(6)	1.11	%(7)	1.60%		1.00%	0.00	%(8)	0.67%
Portfolio turnover rate	13	%(5)	31	%(7)	22%		32%	38%		59%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	Less than ($0.005) per share.
(5)	Not annualized.
(6)	Annualized.
(7)	According to the Fund’s shareholder services and 12b-1 plans with respect to the Fund’s Class III shares, any amount of fees accrued according to the plans, but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended June 30, 2025, December 31, 2024, and December 31, 2023 respectively, in the amount of 0.05%, 0.09% and 0.03% of average net assets of Class III shares.
(8)	Less than (0.005%) per share.

See Notes to Financial Statements and Financial Highlights.

35 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively The “Morningstar Portfolios”), the ALPS|Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the “Portfolios”). The ALPS|Alerian Energy Infrastructure Portfolio is considered non-diversified under the 1940 Act and may invest a greater portion of its assets in a more limited number of issuers than a diversified portfolio. The Morningstar Portfolios and the ALPS Global Opportunity Portfolio are each considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. ALPS Advisors, Inc. (the “Advisor”) is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) designated the Advisor as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

36 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

37 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of the six months ended June 30, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,289,719	$–	$–	$28,289,719
Short-Term Investments	504,628	–	–	504,628
Total	$28,794,347	$–	$–	$28,794,347

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,876,705	$–	$–	$49,876,705
Short-Term Investments	1,087,909	–	–	1,087,909
Total	$50,964,614	$–	$–	$50,964,614

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$163,916,866	$–	$–	$163,916,866
Short-Term Investments	870,351	–	–	870,351
Total	$164,787,217	$–	$–	$164,787,217

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$272,915,379	$–	$–	$272,915,379
Short-Term Investments	2,701,660	–	–	2,701,660
Total	$275,617,039	$–	$–	$275,617,039

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$207,983,944	$–	$–	$207,983,944
Short-Term Investments	1,726,880	–	–	1,726,880
Total	$209,710,824	$–	$–	$209,710,824

38 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$36,182,017	$–	$–	$36,182,017
U.S. Energy Infrastructure Companies	35,971,249	–	–	35,971,249
U.S. Energy Infrastructure MLPs	35,806,309	–	–	35,806,309
U.S. General Partners	20,214,937	–	–	20,214,937
Short-Term Investments	130,181	–	–	130,181
Total	$128,304,693	$–	$–	$128,304,693

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$690,241	$2,630,339	$–	$3,320,580
Common Stocks	12,884,214	6,791,817	–	19,676,031
Short-Term Investments	441,800	–	–	441,800
Total	$14,016,255	$9,422,156	$–	$23,438,411

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Forward foreign currency contracts	$–	$(74,260)	$–	$(74,260)
TOTAL	$–	$(74,260)	$–	$(74,260)

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the six months ended June 30, 2025.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2025, each Portfolio did not have a liability for any unrecognized tax benefit. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of, and during the six months ended June 30, 2025, the Portfolios did not recognize interest and penalties related to tax liabilities.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

39 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Selected Risks: In the normal course of business, each Portfolio’s investment activities expose it to various types of risks associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of June 30, 2025, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Aggressive Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF and the Vanguard® Total Stock Market Index Fund ETF, respectively. The financial statements of the Vanguard® Total Bond Market Index Fund ETF and the Vanguard® Total Stock Market Index Fund ETF, including the portfolio of investments, are included in the NCSR filings for the Vanguard® Total Bond Market Index Fund ETF and the Vanguard® Total Stock Market Index Fund ETF dated March 4, 2025, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio’s financial statements, though this information is not incorporated herein by reference.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

40 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the six months ended June 30, 2025 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of June 30, 2025:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward contracts	$—	Unrealized depreciation on forward contracts	$(74,260)
Total		$—		$(74,260)

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(10,506)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$(132,661)
Total		$(10,506)		$(132,661)

The forward foreign currency contract’s average volume for the ALPS Global Opportunity Portfolio during the six months ended June 30, 2025 was $1,482,396.

41 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025.

The tax character of the distributions paid during the year ended December 31, 2024, was as follows:

2024	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$668,083	$–	$668,083
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,133,283	286,838	1,420,121
Morningstar Balanced ETF Asset Allocation Portfolio	2,940,437	1,519,873	4,460,310
Morningstar Growth ETF Asset Allocation Portfolio	4,051,313	5,152,577	9,203,890
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,725,068	2,807,745	5,532,813
Alerian Energy Infrastructure ETF	5,042,528	3,494,500	8,537,028
ALPS Global Opportunity Portfolio	2,095,332	–	2,095,332

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to the next tax year:

Capital Loss Carryovers
Morningstar Conservative ETF Asset Allocation Portfolio	$1,356,572

As of June 30, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$28,524,682	$548,253	$(278,588)	$269,665
Morningstar Income and Growth ETF Asset Allocation Portfolio	49,110,671	2,309,856	(455,913)	1,853,943
Morningstar Balanced ETF Asset Allocation Portfolio	147,540,223	19,586,254	(2,339,260)	17,246,994
Morningstar Growth ETF Asset Allocation Portfolio	217,603,314	60,931,251	(2,917,526)	58,013,725
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	159,974,294	50,395,855	(659,325)	49,736,530
Alerian Energy Infrastructure ETF	101,447,879	27,974,475	(1,117,661)	26,856,814
ALPS Global Opportunity Portfolio	16,816,046	7,122,196	(499,831)	6,622,365

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and adjustments from partnership basis. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2025.

42 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2025, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$2,924,740	$3,942,394
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,293,076	5,157,094
Morningstar Balanced ETF Asset Allocation Portfolio	14,866,956	19,677,840
Morningstar Growth ETF Asset Allocation Portfolio	34,059,028	37,657,440
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	28,060,631	29,239,668
ALPS | Alerian Energy Infrastructure Portfolio	13,801,464	24,010470
ALPS Global Opportunity Portfolio	3,105,868	5,801,004

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

43 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2025, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2026
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2026

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

44 | June 30, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2025 (Unaudited)

At June 30, 2025, the available recoupable balances are as follows:

Portfolio	Expires 2025	Expires2026	Expires 2027	Expires 2028	Total
Morningstar Conservative ETF Asset Allocation	$2,066	$37,278	$38,706	$22,213	$100,263
Morningstar Income and Growth ETF Asset Allocation	9,103	34,803	34,563	16,971	95,440
Morningstar Balanced ETF Asset Allocation Portfolio	–	8,029	2,504	2,195	12,728
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	–	–
Morningstar Aggressive Growth ETF Asset Allocation	–	4,193	1,789	2,464	8,446
ALPS I Alerian Infrastructure Portfolio	21,063	38,215	11,103	4,514	74,895
ALPS Global Opportunity Portfolio	6,244	53,350	66,243	40,732	166,569

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2025, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $36,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Chairman of the Nominating and Governance Committee receive an additional annual retainer of $15,000 and $7,500, and $3,000 respectively.

8. RELATED PARTY TRANSACTIONS

The Portfolios may engage in cross trades between each other pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Cross trades between portfolios for the six months ended June 30, 2025 were as follows:

	Purchase cost paid to	Sale proceeds received	Realized gain/(loss) on
Portfolio	Portfolios	from Portfolios	sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$30,238	$(2,225)
Morningstar Income and Growth ETF Asset Allocation Portfolio	183,031	20,017	899
Morningstar Balanced ETF Asset Allocation Portfolio	152,504	382,336	89,378
Morningstar Growth ETF Asset Allocation Portfolio	222,566	283,245	(9,524)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	251,188	93,454	43,640
Alerian Energy Infrastructure Portfolio	156,156	-	-

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

45 | June 30, 2025

ALPS Variable Investment Trust

Additional Information	June 30, 2025 (Unaudited)

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

46 | June 30, 2025

ALPS Variable Investment Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2025 (Unaudited)

Not applicable for this reporting period.

47 | June 30, 2025

ALPS Variable Investment Trust

Proxy Disclosures for Open-End Management Investment Companies	June 30, 2025 (Unaudited)

Not applicable for this reporting period.

48 | June 30, 2025

ALPS Variable Investment Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2025 (Unaudited)

Included in the Statement of Operations for the applicable Portfolio.

49 | June 30, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2025 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each series of the ALPS Variable Investment Trust (each a “Portfolio”) and the sub-advisory agreement with respect to the applicable Portfolio (the “Advisory Agreements”), legal counsel to the Trustees of the Board of Trustees of ALPS Variable Investment Trust (the “Board”) who are not “interested persons” of the ALPS Variable Investment Trust (the “Independent Trustees”) requested certain information from ALPS Advisors, Inc. (“AAI”) and Morningstar Investment Management LLC (“Morningstar” or the “Sub-Adviser”). In response to these requests, the Board received reports from AAI and Morningstar that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and Morningstar and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios’ investment adviser and Morningstar as the Morningstar Portfolios’ sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

At a meeting on June 3, 2025, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of the Morningstar Conservative ETF Asset Allocation Portfolio (the “Morningstar Conservative Portfolio”), Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Morningstar Income and Growth Portfolio”), Morningstar Balanced ETF Asset Allocation Portfolio (the “Morningstar Balanced Portfolio”), Morningstar Growth ETF Asset Allocation Portfolio (the “Morningstar Growth Portfolio”), and Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the “Morningstar Aggressive Portfolio” and, together with the Morningstar Conservative Portfolio, Morningstar Income and Growth Portfolio, Morningstar Balanced Portfolio, and Morningstar Growth Portfolio, the “Morningstar Portfolios”).

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio management personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

50 | June 30, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2025 (Unaudited)

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio as of March 31, 2025, over the one-year, three-year, five-year, and ten-year periods. The Board considered information from an independent research provider (the “Data Provider”) regarding the performance of each Morningstar Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

The Board noted that as of March 31, 2025:

(i)  each class of the Morningstar Conservative Portfolio outperformed relative to its peer group median over the one-year period and underperformed relative to its peer group median over each period;

(ii)  with respect to the Morningstar Income and Growth Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

(iii)  with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed relative to its peer group median over the three-year and five-year periods; Class I had performance equal to the peer group median for the one-year and ten-year periods; and Class II outperformed its peer group median over the one-year period and underperformed relative to its peer group median over the ten-year period.

(iv)  with respect to the Morningstar Growth Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

(v)  with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar’s stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Morningstar’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios or with respect to the sub-advisory fees payable by AAI to Morningstar.

The Board noted that each Morningstar Portfolio’s gross advisory fees were higher, and in some cases significantly higher, when compared with the median of the gross advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for certain Morningstar Portfolios. With respect to the Morningstar Portfolios’ total net expense ratios, the Board noted that the Data Provider report included comparisons of the Morningstar Portfolios’ total next expense ratios both with acquired fund fees and expenses (“AFFE”) and excluding AFFE. The Board noted that when AFFE is excluded each Morningstar Portfolio’s total net expense ratio was higher than the peer group median, but that when AFFE is included, the Morningstar Portfolios’ rankings are generally more favorable.

The Board concluded that both the (i) gross advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

51 | June 30, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2025 (Unaudited)

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of each Morningstar Portfolio increase, there may be opportunities for sharing the benefits of economies of scale between AAI and Morningstar on one hand, and each Portfolio on the other hand.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 3, 2025, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board’s and the Trust’s association with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the one-year, three-year, five-year, and ten-year periods ended March 31, 2025. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed relative to its peer group median for the one-year and ten-year periods ended March 31, 2025, and that each class of the Portfolio underperformed relative to its peer group median during the three-year and five-year periods.

52 | June 30, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2025 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expense ratios were lower than the peer group median. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits (if any) attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

GLOBAL OPPORTUNITY PORTFOLIO

At a meeting on June 3, 2025, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS Global Opportunity Portfolio (the “Global Opportunity Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, in light of the investment objective of the Global Opportunity Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Global Opportunity Portfolio; and (ii) the portfolio management personnel of AAI responsible for managing the investments of the Global Opportunity Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Global Opportunity Portfolio was appropriate and consistent with the terms of the Investment Advisory Agreement, and that the Global Opportunity Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent and that the investment adviser had sufficient personnel, with the appropriate education and experience, to serve the Global Opportunity Portfolio effectively.

53 | June 30, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2025 (Unaudited)

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the one-year, three-year, five-year, and ten-year periods ended March 31, 2025. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed relative to its peer group median for the one-year and ten-year periods ended March 31, 2025, and that each class of the Portfolio underperformed relative to its peer group median during the three-year and five-year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Global Opportunity Portfolio to AAI under the agreement. In its review, the Board considered information about, among other things, (i) the rate of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Global Opportunity Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by AAI to other comparable client accounts.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expense ratios were lower than the peer group median. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis prepared by AAI. The Board considered whether the provision of services by AAI to the Global Opportunity Portfolio was profitable to AAI. The Board concluded that the profits, if any, attributable to the services provided by AAI to the Global Opportunity Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of the Global Opportunity Portfolio increase, there may be opportunity for sharing the benefits of economies of scale between AAI and the Global Opportunity Portfolio.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Global Opportunity Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Global Opportunity Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services are consistent with the best interests of the Global Opportunity Portfolio and its shareholders.

54 | June 30, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS Variable Investment Trust

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	September 4, 2025

By:	/s/ Gina Meyer
Gina Meyer
Treasurer (Principal Financial Officer)

Date:	September 4, 2025